FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	$ 135,227	$ 113,168
Gross unrealized gains	50	40
Gross Unrealized losses	(2,083)	(798)
Amortized cost	137,260	113,926
Corporate Debentures [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	109,639	98,340
Gross unrealized gains	29	25
Gross Unrealized losses	(2,029)	(683)
Amortized cost	111,639	98,998
U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	5,465
Gross unrealized gains	21
Gross Unrealized losses
Amortized cost	5,444
Non- U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	2,423	2,711
Gross unrealized gains
Gross Unrealized losses	(33)	(19)
Amortized cost	2,456	2,730
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	2,235	11,869
Gross unrealized gains		15
Gross Unrealized losses	(13)	(96)
Amortized cost	2,248	11,950
Money market fund [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	15,225
Gross unrealized gains
Gross Unrealized losses
Amortized cost	15,225
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	240	248
Gross unrealized gains
Gross Unrealized losses	(8)
Amortized cost	$ 248	$ 248